Putnam Investments, LLC
                                        One Post Office Square
                                        Boston, MA 02109
                                        September 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339) (811-7237) (the Fund)
    Post-Effective Amendment No. 64 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 64 to the Funds Registration Statement on Form N-1A (the Amendment) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 27, 2004.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

                                        Very truly yours,

                                        Putnam Investment Funds

                                        /s/ Charles E. Porter
                                    By: ----------------------------
                                        Charles E. Porter
                                        Executive Vice President,
                                        Associate Treasurer and
                                        Principal Executive Officer

cc:  Ropes & Gray LLP